UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON June 30, 2011.

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   August 9, 2011

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $241616
                                        (thousands)

List of Other Included Managers:  None

Authority 			 	Market  Sh or   SH or   Inv     Sole
Name of Issuer  Class 	CUSIP		 Value	Prn amt	Pr Opt  Discr   Voting
ATHEROS CO	COM	04743P108	2232	50000	SH	DEFIN	50000
CEPHALON I	COM	156708109	15391	203100	SH CALL	DEFIN	203100
CEPHALON I	COM	156708109	7578	100000	SH PUT	DEFIN	100000
CEPHALON I	COM	156708109	7578	100000	SH	DEFIN	100000
DIONEX COR	COM	254546104	7283	61696	SH	DEFIN	61696
EMERGENCY	COM	29100P102	9538	150000	SH CALL	DEFIN	150000
EMERGENCY	CLA	29100P102	35543	558942	SH	DEFIN	558942
MASSEY ENE	COM	576206106	6836	100000	SH	DEFIN	100000
REHABCARE	COM	759148109	25461	690551	SH	DEFIN	690551
TALECRIS B	COM	874227101	11891	443706	SH	DEFIN	443706
ALCON INC	COMSHS	H01301102	112285	678419	SH	DEFIN	678419